Dividends - Additional Information (Detail) $ / shares in Units, $ in Thousands									12 Months Ended
	Sep. 20, 2019 $ / shares	Aug. 23, 2019 $ / shares	May 24, 2019 $ / shares	Sep. 28, 2018 $ / shares	Aug. 31, 2018 $ / shares	Jul. 31, 2018 $ / shares	Jun. 29, 2018 $ / shares	Mar. 16, 2018 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Disclosure of Dividends [line items]
Dividends per share				$ 24.65	$ 24.65	$ 24.65	$ 24.65	$ 98.6
Dividend | $									$ 51,385		$ 97,604		$ 155,673
Dividends payable to minority shareholdings | $											$ 6,000	$ 6,000
Dividend Per share For Preferred Share Holders				$ 24.65	$ 24.65	$ 24.65	$ 24.65	$ 98.6
Preference shares [member]
Disclosure of Dividends [line items]
Dividends per share	$ 18	$ 16	$ 16									$ 50
Dividend Per share For Preferred Share Holders	18	16	16									50
Ordinary shares [member]
Disclosure of Dividends [line items]
Dividends per share	40	3	3
Dividend Per share For Preferred Share Holders	$ 40	$ 3	$ 3
Dividend Per share For Common Stock Holders												$ 46
TRM [member]
Disclosure of Dividends [line items]
Dividend | $										$ 3,082.45